Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	[1]	$ 52,824		$ 48,851	$ 49,605
Costs and expenses:
Cost of sales	[1],[2]	12,329		9,648	9,577
Selling, informational and administrative expenses	[1],[2]	14,837		14,809	14,097
Research and development expenses	[1],[2]	7,872		7,690	8,393
Amortization of intangible assets	[1]	4,056		3,728	4,039
Restructuring charges and certain acquisition-related costs	[1]	1,724		1,152	250
Other (income)/deductions––net	[1]	3,655		2,860	1,009
Income from continuing operations before provision for taxes on income	[1],[3]	8,351		8,965	12,240
Provision for taxes on income	[1]	1,123		1,990	3,120
Income from continuing operations	[1]	7,229		6,975	9,119
Discontinued operations:
Income from discontinued operations––net of tax	[1]	16		17	(6)
Gain/(loss) on disposal of discontinued operations––net of tax	[1]	0		(6)	55
Discontinued operations––net of tax	[1]	17		11	48
Net income before allocation to noncontrolling interests	[1],[4],[5],[6]	7,246		6,986	9,168
Less: Net income attributable to noncontrolling interests	[1]	31	[4]	26	32
Net income attributable to Pfizer Inc.	[1]	$ 7,215	[4]	$ 6,960	$ 9,135
Earnings per common share––basic:
Income from continuing operations attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	$ 1.18		$ 1.13	$ 1.43
Discontinued operations––net of tax (in dollars per share)	[1]	0.00		0.00	0.01
Net income attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	1.18		1.13	1.44
Earnings per common share––diluted:
Income from continuing operations attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	1.17		1.11	1.41
Discontinued operations––net of tax (in dollars per share)	[1]	0.00		0.00	0.01
Net income attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	$ 1.17		$ 1.11	$ 1.42
Weighted-average shares––basic	[1]	6,089		6,176	6,346
Weighted-average shares––diluted	[1],[7],[8]	6,159		6,257	6,424
Cash dividends paid per common share (in dollars per share)	[1]	$ 1.2		$ 1.12	$ 1.04

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	Income from continuing operations before provision for taxes on income.
[4]	Amounts may not add due to rounding.
[5]	Amounts may not add due to rounding.
[6]	Amounts may not add due to rounding.
[7]	Amount for 2016 reflects the adoption of a new accounting standard, as of January 1, 2016, that requires when applying the treasury stock method for shares that could be repurchased, the assumed proceeds no longer include the amount of excess tax benefit (see Note 1B).
[8]	Amount for 2016 reflects the adoption of a new accounting standard, as of January 1, 2016, that requires when applying the treasury stock method for shares that could be repurchased, the assumed proceeds no longer include the amount of excess tax benefit (see Note 1B).